Expenses by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 5,610	¥ 5,720
Advertising agency fees	581	603
Employee benefits expenses (note ii)	2,198	1,995
Promotion and advertising expenses	¥ 355	¥ 287